22. Condensed Financial Information (Parent Company Only) (Details Narrative) (USD $)	Feb. 01, 2015	Dec. 31, 2014	Feb. 01, 2014	Dec. 31, 2013
Preferred stock, shares authorized (in shares)		1,000,000		1,000,000
Preferred stock, shares issued (in shares)		25		25
Preferred stock, shares outstanding (in shares)		25		25
Preferred stock liquidation value		$ 100,000		$ 100,000
Common stock par value (in dollars per share)		$ 2.50		$ 2.50
Common stock, shares authorized (in shares)		15,000,000		15,000,000
Common stock, shares issued (in shares)	16,642	5,142,475	13,448	5,078,707
Treasury stock (in shares)		210,101		210,101
Parent Company [Member]
Preferred stock, shares authorized (in shares)		1,000,000		1,000,000
Preferred stock, shares issued (in shares)		25		25
Preferred stock, shares outstanding (in shares)		25		25
Preferred stock liquidation value		$ 100,000		$ 100,000
Common stock par value (in dollars per share)		$ 2.50		$ 2.50
Common stock, shares authorized (in shares)		15,000,000		15,000,000
Common stock, shares issued (in shares)	16,642	5,142,475	13,448	5,078,707
Treasury stock (in shares)		210,101		210,101